OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Work in progress	$ 138	$ 167
Prepayments and other assets	222	305
Assets held for sale	11	17
Total current	371	489
Non-current
Prepayments and other assets	256	248
Total non-current	$ 256	$ 248